Shareholder Report, Line Graph (Details) 194538_LHA Market State Tactical Q ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2022	Dec. 31, 2025
LHA Market State™ Tactical Q ETF
Account Value [Line Items]
Line Graph and Table Measure Name					LHA Market State™ Tactical Q ETF NAV
Accumulated Value	$ 13,629	$ 11,401	$ 7,983	$ 10,000	$ 16,382
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ Composite Total Return Index
Accumulated Value	15,699	12,116	8,377	10,000	$ 19,018
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ 100 Total Return Index
Accumulated Value	$ 16,490	$ 13,099	$ 8,444	$ 10,000	$ 19,957